Insider Trading Arrangements	12 Months Ended
Sep. 30, 2025
Insider Trading Arrangement [LineItems]
Rule 10b5-1 Arrangement Adopted [Flag]	false
Rule 10b5-1 Arrangement Terminated [Flag]	false
Non Rule 10b5-1 Arrangement Adopted [Flag]	false
Non Rule 10b5-1 Arrangement Terminated [Flag]	false